Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Long-term debt, subtotal	$ 1,682,312	$ 1,679,854
Plus: net deferred gain on derivative instruments sold	0	386
Long-term debt, excluding capital leases	1,682,312	1,680,240
Less: current portion of long-term debt	(30,719)	(29,737)
Long-term debt, net of current portion	1,651,593	1,650,503
Credit Facility | Bank Credit Facility, due March 2015
Long-term debt, subtotal	393,000	397,000
Credit Facility | Term Loan Facility, due March 2016
Long-term debt, subtotal	221,995	221,012
Credit Facility | Mohegan Tribe Credit Facility, due September 2013
Long-term debt, subtotal	0	1,450
Credit Facility | Downs Lodging Credit Facility, due July 2016
Long-term debt, subtotal	45,000	45,000
Senior Secured Notes | 2009 11 1/2% Second Lien Senior Secured Notes, due November 2017
Long-term debt, subtotal	195	194
Senior Secured Notes | 2012 11 1/2% Second Lien Senior Secured Notes, due November 2017
Long-term debt, subtotal	190,902	189,771
Senior Secured Notes | 2012 10 1/2% Third Lien Senior Secured Notes, due December 2016
Long-term debt, subtotal	0	410,611
Senior Unsecured Notes | 2005 6 1/8% Senior Unsecured Notes, due February 2013
Long-term debt, subtotal	0	15,775
Senior Unsecured Notes | 2013 9 3/4% Senior Unsecured Notes, due September 2021
Long-term debt, subtotal	500,000	0
Senior Subordinated Notes | 2004 7 1/8% Senior Subordinated Notes, due August 2014
Long-term debt, subtotal	21,156	21,156
Senior Subordinated Notes | 2005 6 7/8% Senior Subordinated Notes, due February 2015
Long-term debt, subtotal	9,654	9,654
Senior Subordinated Notes | 2012 11 % Senior Subordinated Notes, due September 2018
Long-term debt, subtotal	271,022	338,231
Promissory Notes | 2009 Mohegan Tribe Promissory Note, due September 2014
Long-term debt, subtotal	3,500	10,000
Promissory Notes | 2012 Mohegan Tribe Minor's Trust Promissory Note, due March 2016
Long-term debt, subtotal	18,000	20,000
Promissory Notes | 2013 Mohegan Tribe Promissory Note, due December 2018
Long-term debt, subtotal	7,420	0
Promissory Notes | Salishan-Mohegan Promissory Notes, due December 2014
Long-term debt, subtotal	$ 468	$ 0